Schedule of Foreign Currency Exchange Contracts (Detail) (Foreign Exchange Contracts [Member], Designated as Hedging Instrument [Member], Cash Flow Hedging) In Thousands, unless otherwise specified	Sep. 29, 2013 Derivative	Dec. 30, 2012 Derivative	Dec. 30, 2012 Derivatives Purchased [Member] CAD	Dec. 30, 2012 Derivatives Sold [Member] USD ($)
Financial Instrument [Line Items]
Number of Instruments	4	12
Notional amount			45,550	$ 46,136
Derivative, Exchange Rate Floor	0.990	0.982
Derivative, Exchange Rate Cap	0.993	0.993